Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—94.0%
Communication Services—21.1%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	$2,625	$2,323
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,565	1,631
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,820	1,667
CCO Holdings LLC
144A 5.875%, 5/1/27(1)	1,980	2,039
144A 4.750%, 3/1/30(1)	825	823
144A 4.500%, 8/15/30(1)	1,523	1,493
CenturyLink, Inc.
7.500%, 4/1/24	1,365	1,495
7.600%, 9/15/39	432	419
7.650%, 3/15/42	342	332
Cincinnati Bell, Inc.
144A 7.000%, 7/15/24(1)	310	312
144A 8.000%, 10/15/25(1)	2,229	2,285
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	555	558
Consolidated Communications, Inc. 6.500%, 10/1/22	1,015	888
CSC Holdings LLC 144A 7.750%, 7/15/25(1)	755	785
DISH Network Corp. 3.375%, 8/15/26	325	264
Fox Corp. 3.500%, 4/8/30	314	313
Frontier Communications Corp. 144A 8.000%, 4/1/27(1)	4,910	4,843
Intelsat Jackson Holdings S.A.
144A 8.000%, 2/15/24(1)	893	863
144A 9.750%, 7/15/25(1)	3,090	1,931
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	2,625	2,586
Level 3 Financing, Inc. 5.375%, 5/1/25	1,000	995
Sirius XM Radio, Inc.
144A 5.375%, 4/15/25(1)	1,270	1,283
144A 5.500%, 7/1/29(1)	241	246
Sprint Communications, Inc. 11.500%, 11/15/21	2,405	2,651
Sprint Corp. 7.625%, 2/15/25	1,025	1,134
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,400	1,302
T-Mobile USA, Inc. 6.000%, 4/15/24	1,060	1,076
ViacomCBS, Inc. 6.250%, 2/28/57	1,025	881
Ziggo B.V. 144A 5.500%, 1/15/27(1)	2,425	2,425
Ziggo Bond Co. B.V. 144A 5.125%, 2/28/30(1)	665	652
		40,495

Consumer Discretionary—9.0%
Boyd Gaming Corp. 6.000%, 8/15/26	520	447
Carnival Corp. 3.950%, 10/15/20	240	232
	Par Value	Value

Consumer Discretionary—continued
Century Communities, Inc.
5.875%, 7/15/25	$1,598	$1,369
6.750%, 6/1/27	1,930	1,562
General Motors Co. 6.750%, 4/1/46	1,510	1,207
General Motors Financial Co., Inc. 3.250%, 1/5/23	590	546
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	855	770
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	510	472
Las Vegas Sands Corp. 3.200%, 8/8/24	450	405
Lennar Corp. 5.875%, 11/15/24	1,255	1,270
Liberty Interactive LLC 8.250%, 2/1/30	825	607
M/I Homes, Inc. 144A 4.950%, 2/1/28(1)	720	611
Mattamy Group Corp. 144A 4.625%, 3/1/30(1)	440	378
MGM Resorts International
7.750%, 3/15/22	280	277
5.750%, 6/15/25	355	318
Motors Liquidation Co. Escrow(2)	53,982	—
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	505	482
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	662	654
144A 5.750%, 4/15/26(1)	1,627	1,595
PulteGroup, Inc. 7.875%, 6/15/32	205	226
QVC, Inc.
5.125%, 7/2/22	215	180
4.750%, 2/15/27	990	876
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	694	427
Shea Homes LP 144A 4.750%, 2/15/28(1)	730	623
TRI Pointe Group, Inc. 5.875%, 6/15/24	1,205	1,119
Yum! Brands, Inc. 144A 7.750%, 4/1/25(1)	545	572
		17,225

Consumer Staples—3.6%
JBS USA LUX S.A. 144A 5.500%, 1/15/30(1)	845	872
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(1)	2,390	2,402
Post Holdings, Inc. 144A 5.625%, 1/15/28(1)	685	697
Sysco Corp. 5.950%, 4/1/30	595	627
US Foods, Inc. 144A 5.875%, 6/15/24(1)	1,405	1,268
Vector Group Ltd.
144A 6.125%, 2/1/25(1)	500	455
See Notes to Schedule of Investments

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
144A 10.500%, 11/1/26(1)	$715	$597
		6,918

Energy—10.1%
Antero Midstream Partners LP 144A 5.750%, 3/1/27(1)	985	630
Antero Resources Corp. 5.375%, 11/1/21	760	553
Apergy Corp. 6.375%, 5/1/26	1,491	1,148
California Resources Corp. 144A 8.000%, 12/15/22(1)	2,682	40
Callon Petroleum Co. 6.375%, 7/1/26	465	74
Centennial Resource Production LLC 144A 6.875%, 4/1/27(1)	485	119
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	1,998	1,754
Chesapeake Energy Corp. 6.625%, 8/15/20	1,430	415
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25	825	212
5.700%, 10/15/39	1,455	226
Endeavor Energy Resources LP 144A 5.500%, 1/30/26(1)	820	566
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	1,545	568
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	127	125
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	2,260	994
Holly Energy Partners LP 144A 5.000%, 2/1/28(1)	380	318
MEG Energy Corp.
144A 6.500%, 1/15/25(1)	1,050	664
144A 7.125%, 2/1/27(1)	890	443
Montage Resources Corp. 8.875%, 7/15/23	695	469
Nabors Industries Ltd.
144A 7.250%, 1/15/26(1)	1,054	358
144A 7.500%, 1/15/28(1)	386	124
Oasis Petroleum, Inc. 6.875%, 3/15/22	565	112
Occidental Petroleum Corp.
2.600%, 8/13/21	380	304
(3 month LIBOR + 0.950%) 2.684%, 2/8/21(3)	405	321
(3 month LIBOR + 1.250%) 2.957%, 8/13/21(3)	765	574
Series 1 4.100%, 2/1/21	655	554
Oceaneering International, Inc. 6.000%, 2/1/28	1,200	459
Parkland Fuel Corp. 144A 5.875%, 7/15/27(1)	1,100	1,031
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	310	211
Rockies Express Pipeline LLC 144A 4.950%, 7/15/29(1)	655	387
SandRidge Energy, Inc. 8.125%, 10/15/22(2)	1,935	—
	Par Value	Value

Energy—continued
Shelf Drilling Holdings Ltd. 144A 8.250%, 2/15/25(1)	$480	$229
Tallgrass Energy Partners LP 144A 6.000%, 3/1/27(1)	770	408
Targa Resources Partners LP 6.500%, 7/15/27	125	107
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	686	592
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	987	790
Transocean, Inc. 144A 7.500%, 1/15/26(1)	310	146
USA Compression Partners LP 6.875%, 4/1/26	940	587
Valaris plc 5.750%, 10/1/44(2)	1,405	94
Viper Energy Partners LP 144A 5.375%, 11/1/27(1)	1,382	1,161
Whiting Petroleum Corp. 5.750%, 3/15/21	580	39
WPX Energy, Inc.
8.250%, 8/1/23	735	540
5.250%, 10/15/27	1,650	907
		19,353

Financials—19.1%
Ally Financial, Inc. 5.750%, 11/20/25	1,085	1,061
Altice France Holding SA 144A 10.500%, 5/15/27(1)	3,480	3,671
Ascent Resources Utica Holdings LLC 144A 10.000%, 4/1/22(1)	903	483
Berkley (W.R.) Corp. 4.625%, 3/15/22	145	125
C&W Senior Financing DAC 144A 6.875%, 9/15/27(1)	530	457
CCO Holdings LLC
144A 5.000%, 2/1/28(1)	855	858
144A 4.500%, 5/1/32(1)	405	395
Cimpress plc 144A 7.000%, 6/15/26(1)	4,022	3,539
Comstock Resources, Inc. 9.750%, 8/15/26	320	227
Credit Acceptance Corp.
6.625%, 3/15/26	1,315	1,243
144A 5.125%, 12/31/24(1)	710	646
Dell International LLC 144A 8.350%, 7/15/46(1)	205	241
Ford Motor Credit Co. LLC 5.596%, 1/7/22	530	513
General Motors Financial Co., Inc. 3.450%, 1/14/22	655	612
GTCR AP Finance, Inc. 144A 8.000%, 5/15/27(1)	375	345
Hilcorp Energy I LP
144A 5.000%, 12/1/24(1)	760	350
144A 5.750%, 10/1/25(1)	3,235	1,488
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	882	877
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	545	533
144A 9.125%, 7/15/26(1)	510	461

See Notes to Schedule of Investments

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
144A 6.000%, 1/15/27(1)	$1,160	$986
Nexstar Broadcasting, Inc 144A 5.625%, 7/15/27(1)	1,523	1,489
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	1,116	935
Quicken Loans, Inc. 144A 5.750%, 5/1/25(1)	1,985	1,975
Radian Group, Inc.
4.500%, 10/1/24	960	946
4.875%, 3/15/27	1,505	1,482
Refinitiv US Holdings, Inc. 144A 6.250%, 5/15/26(1)	2,505	2,586
Springleaf Finance Corp. 7.750%, 10/1/21	415	415
Sprint Capital Corp. 8.750%, 3/15/32	1,745	2,308
Starfruit Finco B.V. 144A 8.000%, 10/1/26(1)	635	603
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	480	168
Terrier Media Buyer, Inc. 144A 8.875%, 12/15/27(1)	2,625	2,205
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	1,548	1,254
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	1,131	1,095
		36,572

Health Care—10.9%
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(1)	2,640	2,756
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(1)	1,155	1,167
144A 9.000%, 12/15/25(1)	1,135	1,197
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	670	620
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	210	214
DaVita, Inc. 5.000%, 5/1/25	1,375	1,373
Endo Dac 144A 6.000%, 7/15/23(1)	935	677
HCA, Inc. 7.500%, 11/15/95	710	710
IQVIA, Inc.
144A 5.000%, 10/15/26(1)	1,060	1,081
144A 5.000%, 5/15/27(1)	390	399
MEDNAX, Inc. 144A 6.250%, 1/15/27(1)	1,430	1,148
Owens & Minor, Inc. 3.875%, 9/15/21	256	244
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	2,155	2,144
RegionalCare Hospital Partners Holdings, Inc. 144A 9.750%, 12/1/26(1)	395	374
Select Medical Corp. 144A 6.250%, 8/15/26(1)	930	930
Tenet Healthcare Corp.
8.125%, 4/1/22	400	378
4.625%, 7/15/24	1,535	1,462
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	2,340	2,299
	Par Value	Value

Health Care—continued
6.750%, 3/1/28	$1,885	$1,828
		21,001

Industrials—10.2%
AECOM 5.875%, 10/15/24	725	709
Boeing Co. (The)
8.750%, 8/15/21	995	1,018
2.350%, 10/30/21	235	224
CSC Holdings LLC 144A 10.875%, 10/15/25(1)	3,555	3,831
Delta Air Lines, Inc. 3.800%, 4/19/23	1,640	1,541
Gates Global LLC 144A 6.250%, 1/15/26(1)	870	770
IAA, Inc. 144A 5.500%, 6/15/27(1)	550	532
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,370	1,308
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	835	739
Quad 7.000%, 5/1/22	540	445
Sensata Technologies UK Financing Co. plc 144A 6.250%, 2/15/26(1)	585	573
Tms International Holding Corp. 144A 7.250%, 8/15/25(1)	908	817
TransDigm UK Holdings plc 6.875%, 5/15/26	1,140	1,060
TransDigm, Inc.
7.500%, 3/15/27	530	511
144A 6.250%, 3/15/26(1)	1,570	1,562
144A 5.500%, 11/15/27(1)	395	355
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	358	326
Vizient, Inc. 144A 6.250%, 5/15/27(1)	601	600
Wabash National Corp. 144A 5.500%, 10/1/25(1)	700	556
WESCO Distribution, Inc. 5.375%, 6/15/24	720	612
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	1,570	1,535
		19,624

Information Technology—2.9%
CommScope, Inc. 144A 5.500%, 6/15/24(1)	305	282
Dell International LLC
144A 7.125%, 6/15/24(1)	925	955
144A 8.100%, 7/15/36(1)	530	609
EMC Corp. 2.650%, 6/1/20	222	221
PTC, Inc.
144A 3.625%, 2/15/25(1)	665	622
144A 4.000%, 2/15/28(1)	1,075	1,032
Sabre GLBL, Inc. 144A 5.375%, 4/15/23(1)	205	188
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	370	355

See Notes to Schedule of Investments

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Sensata Technologies, Inc. 144A 4.375%, 2/15/30(1)	$370	$333
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	708	730
Xerox Corp. 4.500%, 5/15/21	305	301
		5,628

Materials—2.0%
Big River Steel LLC 144A 7.250%, 9/1/25(1)	715	651
Freeport-McMoRan, Inc.
4.550%, 11/14/24	700	661
4.125%, 3/1/28	895	784
5.450%, 3/15/43	225	201
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,070	995
144A 6.500%, 3/15/27(1)	665	628
		3,920

Real Estate—3.9%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	1,962	1,592
Crown Castle International Corp. 3.300%, 7/1/30	785	778
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	1,567	1,516
iStar, Inc. 4.750%, 10/1/24	1,365	1,146
Realogy Group LLC
144A 5.250%, 12/1/21(1)	1,145	1,065
144A 9.375%, 4/1/27(1)	320	270
VICI Properties LP 144A 4.250%, 12/1/26(1)	1,120	1,028
		7,395

Utilities—1.2%
Dominion Energy, Inc. 3.375%, 4/1/30	444	439
NextEra Energy Operating Partners LP 144A 4.250%, 7/15/24(1)	1,565	1,526
NRG Energy, Inc. 7.250%, 5/15/26	380	398
		2,363

Total Corporate Bonds and Notes (Identified Cost $207,178)		180,494

Leveraged Loans(3)—2.2%
Aerospace—0.4%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 2.941%, 4/28/23	1,014	819
Chemicals—0.0%
Axalta Coating Systems US Holdings, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.200%, 6/1/24	4	4
	Par Value	Value

Energy—0.4%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 5.739%, 11/3/25	$768	$422
BCP Raptor LLC (1 month LIBOR + 4.250%) 5.239%, 6/24/24	768	323
		745

Financial—0.1%
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 7.739%, 6/30/22(4)	435	166
Gaming / Leisure—0.2%
Eldorado Resorts, Inc. (6 month LIBOR + 2.250%) 3.250%, 4/17/24	450	394
Media / Telecom - Telecommunications—0.5%
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.350%, 6/17/24	983	929
Media / Telecom - Wireless Communications—0.6%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 3.500%, 2/2/24	1,102	1,094
Total Leveraged Loans (Identified Cost $5,282)		4,151

	Shares
Preferred Stock—0.4%
Financials—0.4%
GMAC Capital Trust I Series 2, 7.477%	42,810	878
Total Preferred Stock (Identified Cost $1,071)		878

Common Stock—0.0%
Energy—0.0%
Templar Energy LLC Class A(2)(5)	159,460	2
Total Common Stock (Identified Cost $5,605)		2

Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(5)	3,760	—(6)

See Notes to Schedule of Investments

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

	Energy—continued
SandRidge Energy, Inc.(5)	1,583	$—(6)
		—

	Total Warrants (Identified Cost $0)	—(6)

	Total Long-Term Investments—96.6% (Identified Cost $219,136)	185,525

	TOTAL INVESTMENTS—96.6% (Identified Cost $219,136)	$185,525
	Other assets and liabilities, net—3.4%	6,525
	NET ASSETS—100.0%	$192,050

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $119,064 or 62.0% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	Non-income producing.
(6)	Amount is less than $500.

Country Weightings†
United States	79%
Netherlands	6
Luxembourg	5
Canada	3
Ireland	3
Cayman Islands	2
United Kingdom	1
Other	1
Total Investments	100%
† % of total investments as of March 31, 2020.

See Notes to Schedule of Investments

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$180,494	$—	$180,275	$219(1)
Leveraged Loans	4,151	—	4,151	—
Equity Securities:
Preferred Stock	878	878	—	—
Warrants	—(2)	—(2)	—	—
Common Stock	2	—	—	2
Total Investments	$185,525	$878	$184,426	$221

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
Securities held by the Fund with an end of period value of $94 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $166 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2020.
See Notes to Schedule of Investments

SEIX HIGH INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.